Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating Activities
Net income (loss)	$ (7,319,856)	$ (98,116)	$ 294,163
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	378,196	446,834	421,950
Amortization	1,253,244	1,267,182	825,804
Provision for excess and obsolete inventories	2,025,711	901,599	951,282
Charge for lower of cost or net realizable value for inventories	246,053	126,822	73,716
(Gain) loss on disposal of property and equipment	41,354		(2,000)
Deferred income tax provision (benefit)	1,653,000	(320,000)	157,000
Share based compensation expense	155,174	175,465	192,213
Restructuring charge	449,845
Goodwill impairment charge	1,150,059
Loss from equity method investment	258,558		184,996
Cash provided (used) by changes in operating assets and liabilities:
Accounts receivable	1,359,983	(71,254)	115,479
Income tax receivable\payable	68,420	233,651	(603,329)
Inventories	988,285	(688,729)	1,067,179
Prepaid expenses	27,145	22,097	(165,863)
Other assets	4,269	(2,724)	(1,310)
Accounts payable	1,264,463	951,099	15,514
Accrued expenses	(245,331)	(90,003)	(34,029)
Other liabilities	66,862	134,890	47,726
Net cash provided by operating activities	3,825,434	2,988,813	3,540,491
Investing Activities
Acquisition of net operating assets		(6,643,540)	(178,000)
Guaranteed payments for acquisition of business	(667,000)	(1,000,000)	(1,000,000)
Loan repayments from (investment in and loans to) equity method investee	(208,854)	2,389,920	(2,773,620)
Purchases of property and equipment	(127,257)	(190,303)	(319,810)
Disposals of property and equipment	23,900	1,817	2,000
Net cash used in investing activities	(979,211)	(5,442,106)	(4,269,430)
Financing Activities
Net change in bank revolving line of credit	500,000
Proceeds on notes payable		4,000,000
Debt issuance costs		(16,300)
Payments on notes payable	(4,189,666)	(2,065,810)	(873,921)
Net cash provided by (used in) financing activities	(3,689,666)	1,917,890	(873,921)
Net decrease in cash and cash equivalents	(843,443)	(535,403)	(1,602,860)
Cash and cash equivalents at beginning of year	3,972,723	4,508,126	6,110,986
Cash and cash equivalents at end of year	3,129,280	3,972,723	4,508,126
Supplemental cash flow information:
Cash paid for interest	220,117	360,805	195,086
Cash paid for (received from) income taxes	(59,674)	(61,000)	597,200
Supplemental noncash investing activities:
Deferred guaranteed payments for acquisition of business		(1,836,105)
Note receivable from disposition of net operating assets	$ 225,000